Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance
Schedule of reinsurance recoverables

	2013	2012
Ceded future policyholder benefits and expenses	$1,560,436	$1,548,052
Ceded unearned premium	17,792	18,485
Ceded claims and benefits payable	247,777	222,575
Ceded paid losses	11,375	14,293
Total	$1,837,380	$1,803,405

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2013 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$906,343	$17,611	$229,632	$318	$1,153,904
A or A-	616,646	35	14,343	28	631,052
B++ or B+	37,129	146	274	0	37,549
Not rated	318	0	3,528	11,029	14,875
Reinsurance recoverable	$1,560,436	$17,792	$247,777	$11,375	$1,837,380

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years Ended December 31,
	2013			2012			2011
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total

Direct earned premiums	$207,159	$823,576	$1,030,735	$212,727	$827,048	$1,039,775	$213,074	$856,995	$1,070,069
Premiums assumed	9,709	140,971	150,680	11,983	146,130	158,113	12,093	181,799	193,892
Premiums ceded	(164,698)	(15,086)	(179,784)	(175,042)	(14,860)	(189,902)	(176,115)	(13,530)	(189,645)
Net earned premiums	$52,170	$949,461	$1,001,631	$49,668	$958,318	$1,007,986	$49,052	$1,025,264	$1,074,316

Direct policyholder benefits	$369,169	$548,631	$917,800	$344,022	$535,016	$879,038	$459,153	$570,538	$1,029,691
Policyholder benefits assumed	23,556	138,485	162,041	24,519	133,285	157,804	27,198	171,506	198,704
Policyholder benefits ceded	(325,982)	(8,612)	(334,594)	(297,768)	(7,212)	(304,980)	(404,044)	(6,776)	(410,820)
Net policyholder benefits	$66,743	$678,504	$745,247	$70,773	$661,089	$731,862	$82,307	$735,268	$817,575